Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($) (5)	Net Income (in thousands) ($) (6)
2025	3,553,338	3,123,513	978,865	911,552	56.67	569
2024	4,501,702	3,826,511	1,203,609	1,095,432	71.64	4,336
2023	4,924,957	4,820,235	1,256,357	1,250,621	101.24	11,596

(1)	Reflects compensation amounts reported in the Summary Compensation Table for our Chief Executive Officer (our principal executive officer or "PEO"), Christopher H. Atayan, in each applicable year.

(2)	Represents the amount of "compensation actually paid" to Mr. Atayan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Atayan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Atayan's total compensation for each year to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation compensation actually paid for Mr. Atayan did not differ materially from those used to calculate grant date fair value for such awards.

Adjustments to Determine Compensation “Actually Paid” for PEO	2025 ($)	2024 ($)	2023 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,152,063)	(1,356,300)	(1,810,611)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	--	--	--
Increase for fair value of awards granted during the year that remain unvested as of year end	1,126,224	1,435,005	2,039,400
Increase/deduction for change in fair value (from prior year-end to current year-end) of awards granted in prior years that were outstanding and unvested as of the end of the current year	(308,781)	(604,395)	(43,600)
Increase for fair value of awards granted during the year that vested during the year	--	--	--
Increase/deduction for change in fair value (from prior year-end to the vesting date) of awards granted in prior years that vested during the current year	(95,205)	(149,501)	(289,911)
Deduction of fair value of awards granted prior to year that were forfeited during the year	--	--	--
Increase based on dividends or other earnings paid during the year prior to vesting date of award	--	--	--
Total Adjustments	(429,825)	(675,191)	(104,722)
(3)	Represents the average of the amounts reported for the Company's named executive officers as a group (excluding our CEO) in the "Total" column of the Summary Compensation Table in each applicable year. In 2025, 2024 and 2023, our named executive officers (excluding the CEO) consisted of Andrew C. Plummer and Charles J. Schmaderer.

(4)	Represents the average amount of "compensation actually paid" to the named executive officers as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the named executive officers' average total compensation for each year to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation compensation actually paid for the named executive officers did not differ materially from those used to calculate grant date fair value for such awards.

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO Named Executive Officers	2025 ($)	2024 ($)	2023 ($)
Deduction for average amounts reported under the "Stock Awards" column in the Summary Compensation Table	(180,374)	(212,350)	(283,480)
Deduction for average amounts reported under the "Option Awards" column in the Summary Compensation Table	--	--	--
Increase for average fair value of awards granted during the year that remain unvested as of year end	176,328	224,673	337,150
Increase/deduction for change in average fair value (from prior year-end to current year-end) of awards granted in prior years that were outstanding and unvested as of the end of the current year	(48,360)	(94,658)	(7,802)
Increase for average fair value of awards granted during the year that vested during the year	--	--	--
Increase/deduction for change in average fair value (from prior year-end to the vesting date) of awards granted in prior years that vested during the current year	(14,907)	(25,842)	(51,604)
Deduction of average fair value of awards granted prior to year that were forfeited during the year	--	--	--
Increase based on average dividends or other earnings paid during the year prior to vesting date of award	--	--	--
Total Adjustments	(67,313)	(108,177)	(5,736)

(5)	Company Total Shareholder Return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net income available to common stockholders reflected in the Company's audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Reflects compensation amounts reported in the Summary Compensation Table for our Chief Executive Officer (our principal executive officer or "PEO"), Christopher H. Atayan, in each applicable year.
(3)	Represents the average of the amounts reported for the Company's named executive officers as a group (excluding our CEO) in the "Total" column of the Summary Compensation Table in each applicable year. In 2025, 2024 and 2023, our named executive officers (excluding the CEO) consisted of Andrew C. Plummer and Charles J. Schmaderer.

PEO Total Compensation Amount	$ 3,553,338	$ 4,501,702	$ 4,924,957
PEO Actually Paid Compensation Amount	$ 3,123,513	3,826,511	4,820,235
Adjustment To PEO Compensation, Footnote
(2)	Represents the amount of "compensation actually paid" to Mr. Atayan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Atayan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Atayan's total compensation for each year to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation compensation actually paid for Mr. Atayan did not differ materially from those used to calculate grant date fair value for such awards.
Adjustments to Determine Compensation “Actually Paid” for PEO	2025 ($)	2024 ($)	2023 ($)
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,152,063)	(1,356,300)	(1,810,611)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	--	--	--
Increase for fair value of awards granted during the year that remain unvested as of year end	1,126,224	1,435,005	2,039,400
Increase/deduction for change in fair value (from prior year-end to current year-end) of awards granted in prior years that were outstanding and unvested as of the end of the current year	(308,781)	(604,395)	(43,600)
Increase for fair value of awards granted during the year that vested during the year	--	--	--
Increase/deduction for change in fair value (from prior year-end to the vesting date) of awards granted in prior years that vested during the current year	(95,205)	(149,501)	(289,911)
Deduction of fair value of awards granted prior to year that were forfeited during the year	--	--	--
Increase based on dividends or other earnings paid during the year prior to vesting date of award	--	--	--
Total Adjustments	(429,825)	(675,191)	(104,722)

Non-PEO NEO Average Total Compensation Amount	$ 978,865	1,203,609	1,256,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 911,552	1,095,432	1,250,621
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Represents the average amount of "compensation actually paid" to the named executive officers as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the named executive officers' average total compensation for each year to determine the compensation actually paid. The assumptions we used to calculate the values for stock awards included in the calculation compensation actually paid for the named executive officers did not differ materially from those used to calculate grant date fair value for such awards.
Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO Named Executive Officers	2025 ($)	2024 ($)	2023 ($)
Deduction for average amounts reported under the "Stock Awards" column in the Summary Compensation Table	(180,374)	(212,350)	(283,480)
Deduction for average amounts reported under the "Option Awards" column in the Summary Compensation Table	--	--	--
Increase for average fair value of awards granted during the year that remain unvested as of year end	176,328	224,673	337,150
Increase/deduction for change in average fair value (from prior year-end to current year-end) of awards granted in prior years that were outstanding and unvested as of the end of the current year	(48,360)	(94,658)	(7,802)
Increase for average fair value of awards granted during the year that vested during the year	--	--	--
Increase/deduction for change in average fair value (from prior year-end to the vesting date) of awards granted in prior years that vested during the current year	(14,907)	(25,842)	(51,604)
Deduction of average fair value of awards granted prior to year that were forfeited during the year	--	--	--
Increase based on average dividends or other earnings paid during the year prior to vesting date of award	--	--	--
Total Adjustments	(67,313)	(108,177)	(5,736)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 56.67	71.64	101.24
Net Income (Loss)	$ 569	4,336	11,596
PEO Name	Christopher H. Atayan,
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (429,825)	(675,191)	(104,722)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,126,224	1,435,005	2,039,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(308,781)	(604,395)	(43,600)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,205)	(149,501)	(289,911)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,152,063)	(1,356,300)	(1,810,611)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,313)	(108,177)	(5,736)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,328	224,673	337,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,360)	(94,658)	(7,802)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,907)	(25,842)	(51,604)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(180,374)	(212,350)	(283,480)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount